Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventories	Inventories

(in millions)	March 31, 2016	December 31, 2015
Raw materials	$589	$589
Work in process	1,029	1,021
Finished goods	619	563

Total inventories	$2,237	$2,173

as of December 31 (in millions)	2015	2014
Raw materials	$589	$524
Work in process	1,021	976
Finished goods	563	460

Total inventories	$2,173	$1,960

Net Interest Expense

Net Interest Expense

	Three months ended March 31,
(in millions)	2016	2015
Interest costs	$47	$—
Interest costs capitalized	(23)	—

Interest expense, net of capitalized interest	24	—
Interest income	(1)	—

Net interest expense	$23	$—

Net Interest Expense

years ended December 31 (in millions)	2015	2014	2013
Interest costs	$95	$—	$—
Interest costs capitalized	(44)	—	—

Interest expense, net of capitalized interest	51	—	—
Interest income	(3)	—	—

Net interest expense	$48	$—	$—

Other (Income) Expense, Net

Other (Income) Expense, Net

years ended December 31 (in millions)	2015	2014	2013
Net gains related to investments	$(17)	$(19)	$(23)
Change in fair value of contingent payment liabilities	(97)	124	18
Other	12	(1)	6

Other (income) expense, net	$(102)	$104	$1

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

(in millions)	March 31, 2016	December 31, 2015
Due from Baxter	$387	$397
Prepaid expenses and other	214	223

Prepaid expenses and other current assets	$601	$620

Prepaid Expenses and Other Current Assets

as of December 31 (in millions)	2015	2014
Due from Baxter International Inc	$397	$—
Prepaid expenses and other	223	173

Prepaid expenses and other current assets	$620	$173

Accrued Liabilities

Accrued Liabilities

(in millions)	March 31, 2016	December 31, 2015
Due to Baxter	$341	$208
Accrued rebates	242	245
Employee compensation and withholdings	200	286
Property, payroll and certain other taxes	97	97
Income taxes payable	26	77
Other	338	289

Total accrued liabilities	$1,244	$1,202

Accrued Liabilities

as of December 31 (in millions)	2015	2014
Employee compensation and withholdings	$286	$210
Accrued rebates	245	245
Due to Baxter International Inc	208	—
Property, payroll and certain other taxes	97	78
Income taxes payable	77	352
Other	289	271

Total accrued liabilities	$1,202	$1,156

Other Long-Term Liabilities

Other Long-Term Liabilities

(in millions)	March 31, 2016	December 31, 2015
Pension and other employee benefits	$524	$505
Contingent payment liabilities	448	426
Long-term deferred income taxes	176	181
Due to Baxter	102	64
Other	59	53

Total other long-term liabilities	$1,309	$1,229

Other Long-Term Liabilities

as of December 31 (in millions)	2015	2014
Pension and other employee benefits	$505	$177
Contingent payment liabilities	426	518
Due to Baxter International Inc	64	—
Other	53	154

Total other long-term liabilities	$1,048	$849

Non-cash investing and financing activities	Non-cash investing and financing activities

years ended December 31 (in millions)	2015	2014	2013
Accrued capital expenditures	$—	$29	$63
Assets acquired through capital lease obligations	41	263	13

Interest and Taxes Paid	Interest and taxes paid

years ended December 31 (in millions)	2015	2014	2013
Interest paid, excluding portion capitalized	$39	$—	$—
Income taxes paid	119	—	—